THIS FILING  LISTS  SECURITIES  HOLDINGS  REPORTED ON THE FORM 13F FILED ON
     NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               -----------------------

Check here if Amendment [ X  ]; Amendment Number:      1
                                                   ------------
    This Amendment (Check only one.):  [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GPS Partners, LLC
Address:          2120 Colorado Avenue
                  Suite 250
                  Santa Monica, CA  90404


Form 13F File Number:        28-12285
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven A. Sugarman
Title:       Partner
Phone:       (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman             Santa Monica, CA          August 14, 2008
----------------------------        ----------------          ---------------
         [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------

Form 13F Information Table Entry Total:    3
                                           -----------------------

Form 13F Information Table Value Total:    $139,886
                                           -----------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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

------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
                                                          ------     --------  --- ----  ----------    -----        ----------------
NAME OF ISSUER                CLASS TITLE       CUSIP    (X$1,000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS       SOLE SHARED NONE
--------------                -----------       -----    ---------   -------   --- ----  ----------  --------       ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B  21038E101     56,556  1,327,597  SH           SOLE               1,327,597
------------------------------------------------------------------------------------------------------------------------------------
SEMGROUP ENERGY PARTNERS L P  COM UNIT LP     81662W108     33,569  1,157,557  SH           SOLE               1,157,557
------------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES PARTNERS LP   COM UNIT        87611X105     49,761  1,715,904  SH           SOLE               1,715,904
------------------------------------------------------------------------------------------------------------------------------------